Prepaid Expenses and Other Current Assets	6 Months Ended
Mar. 31, 2026
Prepaid Expenses and Other Current Assets [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS
5.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of March 31, 2026	As of September 30, 2025
	(Unaudited)
Loans to third parties(1)	111,598	1,048,082
Prepaid expenses(2)	2,534,572	190,782
Others(3)	2,099,328	41,926
Total prepaid expenses and other current assets, net	$4,745,498	$1,280,790

(1)	In September 2025, the Company entered into agreements with Hangzhou Weishi Trading Co., Ltd. (“Hangzhou Weishi”), to lend up to RMB7,000,000 (approximately $983,284) to Hangzhou Weishi, with annualized interest rate at 4.00%, and due in September 2026. The Company has collected all the balance in February 2026. The balance as of March 31, 2026 mainly represented an interest-free loan to NEOLOGICS BIOSCIENCE INC.

(2)	The balance represented the unamortized portion of prepayments made to certain service providers of the Group for their daily operations, which was expected to amortize over a period of less than 12 months.

(3)	The balance as of March 31, 2026 mainly represented refundable equity investment prepayment of $2.0 million.